OTHER COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Assets Pledged
The book value of our Vessels secured under long-term loans was as follows:

	Successor	Successor
(in thousands of $)	June 30, 2023	December 31, 2022
Carrying value of vessels secured against long-term loans	1,733,042	1,893,116